Segment Information - Schedule of Adjusted EBITDA by Segment (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2013	Feb. 14, 2012	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2013 Successor [Member] Reconciling Items [Member]	Sep. 30, 2012 Successor [Member] Reconciling Items [Member]	Sep. 30, 2013 Successor [Member] Reconciling Items [Member]	Sep. 30, 2012 Successor [Member] Reconciling Items [Member]	Dec. 31, 2012 Successor [Member] Reconciling Items [Member]	Jan. 01, 2012 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Feb. 14, 2012 Predecessor [Member] Reconciling Items [Member]	Dec. 31, 2011 Predecessor [Member] Reconciling Items [Member]	Dec. 31, 2010 Predecessor [Member] Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA											$ 66	$ 62	$ 198	$ 161	$ 210	$ 32	$ 30	$ 96	$ 81	$ 107	$ 23	$ 23	$ 68	$ 53	$ 71	$ 11	$ 9	$ 34	$ 27	$ 32							$ 30	$ 229	$ 203	$ 15	$ 110	$ 106	$ 9	$ 78	$ 57	$ 6	$ 41	$ 40
Reconciling items:
Transaction costs																																		(68)	(70)															(5)	(2)
Restructuring charges										(4)																										(1)	(1)	(11)												(11)
Foreign exchange gains/losses																															(5)	(2)	(2)	(3)	(4)															(2)	2
Income (loss) of equity method investment								2	2						(2)																1	(1)		(2)	(2)			(2)												(2)
Stock option compensation		(8)																													(1)		(1)																(60)
Loss on early debt extinguishment	(12)												(12)																				(12)
Apollo fees					(43.0)																											1.0	(39.0)	(1.0)	(5.0)
Depreciation and amortization											(29)	(25)	(85)	(64)	(90)	(11)	(15)	(32)	(29)	(39)	(11)	(3)	(33)	(21)	(34)	(7)	(7)	(20)	(14)	(17)	(29)	(25)	(85)	(64)	(90)		(7)	(72)	(74)	(4)	(41)	(48)	(2)	(22)	(19)	(1)	(9)	(7)	(7)	(71)	(74)
Interest expense, net																															(18)	(20)	(66)	(50)	(70)														(8)	(75)	(74)
Income tax (expense) benefit			(8)	(8)		8	(2)				(8)	(8)	8	(2)	3																(8)	(8)	8	(2)	3		(9)	(32)	(33)										(9)	(33)	(33)
Net income (loss)											$ 6	$ 7	$ 1	$ (29)	$ (28)																						$ (54)	$ 30	$ 22